Revenue - Summary of Nextracker's Revenue Disaggregation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jul. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 479,543	$ 403,230	$ 1,902,137	$ 1,457,592	$ 1,195,617
Point in time [Member]
Disaggregation of Revenue [Line Items]
Revenue	5,641	23,251	50,516	127,924	66,397
Over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 473,902	$ 379,979	$ 1,851,621	$ 1,329,668	$ 1,129,220